Subsequent events	12 Months Ended
Mar. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
54.
Subsequent events

The Group has evaluated subsequent events through July 29, 2024, which is the date when the consolidated financial statements were authorised for issuance. There are no events which would require any material adjustments or disclosures in these consolidated financial statements.